             AIM SELECT BASIC VALUE FUND -- CLASS A, B AND C SHARES

                         Supplement dated April 21, 2006
                    to the Prospectus dated February 28, 2006


The following replaces in its entirety the heading and the information appearing under the heading "SHAREHOLDER INFORMATION -- CHOOSING A SHARE CLASS -- SALES CHARGES -- AIM SHORT TERM BOND FUND INITIAL SALES CHARGES" on page A-2 of the prospectus:

         "AIM ENHANCED SHORT BOND FUND, AIM FLOATING RATE FUND AND AIM SHORT TERM BOND FUND INITIAL SALES CHARGES

                                                                INVESTOR'S
                                                               SALES CHARGE
                                                     -------------------------------
         AMOUNT OF INVESTMENT                          AS A % OF        AS A % OF
         IN SINGLE TRANSACTION                       OFFERING PRICE     INVESTMENT
         ---------------------                       --------------     ------------
                      Less than $  100,000                    2.50%             2.56%
         $100,000 but less than $  250,000                    2.00              2.04
         $250,000 but less than $  500,000                    1.50              1.52
         $500,000 but less than $1,000,000                    1.25              1.27"

The following replaces in their entirety the first two paragraphs appearing under the heading "SHAREHOLDER INFORMATION -- CHOOSING A SHARE CLASS -- PURCHASES OF CLASS A SHARES AT NET ASSET VALUE -- CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND" on page A-3 of the prospectus:

         "You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

         If you currently own Class A shares of a Category I or II fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC."

The following replaces in its entirety the heading and the information appearing under the heading "SHAREHOLDER INFORMATION -- CHOOSING A SHARE CLASS -- SALES CHARGES -- CONTINGENT DEFERRED SALES CHARGES FOR CLASS C SHARES OF AIM SHORT TERM BOND FUND " on page A-3 of the prospectus:

         "CONTINGENT DEFERRED SALES CHARGES FOR CLASS C SHARES OF AIM ENHANCED SHORT BOND FUND AND AIM SHORT TERM BOND FUND

         You can purchase Class C shares of AIM Enhanced Short Bond Fund and AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Enhanced Short Bond Fund and AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC."

The following new section is added immediately after the above information:

         "CONTINGENT DEFERRED SALES CHARGES FOR CLASS B1 SHARES OF AIM FLOATING RATE FUND

         On April 13, 2006, AIM Floating Rate Fund, a closed-end fund, was reorganized as an open-end fund. Certain shareholders of Class B shares of closed-end AIM Floating Rate Fund (Closed-End Fund) received Class B1 shares of the open-end AIM Floating Rate Fund in the reorganization. Class B1 shares are not available for purchase. If you redeem those shares, they are subject to a CDSC in the following percentages:

         YEAR SINCE PURCHASE MADE (HOLDING PERIOD)      CLASS B1
         -----------------------------------------    ------------
         First                                                 3.0%
         Second                                                2.5%
         Third                                                 2.0%
         Fourth                                                1.0%
         Longer than Four Years                               None
                                                      ------------

         For purposes of determining the holding period, the date you acquired Class B shares of the Closed-End Fund is the start of the holding period."

The following replaces the information appearing under the heading "SHAREHOLDER INFORMATION -- CHOOSING A SHARE CLASS -- REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS -- REDUCED SALES CHARGES" on page A-4 of the prospectus:

         "You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

         Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualified for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent."

The following replaces the information appearing under the heading "SHAREHOLDER INFORMATION -- CHOOSING A SHARE CLASS -- REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS -- REDUCED SALES CHARGES- RIGHTS OF ACCUMULATION" on page A-4 of the prospectus:

         "You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, B1, C or R) and investments in the AIM College Savings Plan--Servicemark-- for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates."

The following replaces in its entirety the information appearing under the heading "SHAREHOLDER INFORMATION -- CHOOSING A SHARE CLASS -- REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS -- CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS" on page A-4 of the prospectus:

         "You will not pay a CDSC

         o        if you redeem Class B shares you held for more than six years;

         o if you redeem Class B1 shares you held for more than four years from date of purchase of Class B shares of AIM Floating Rate Fund's predecessor, the Closed-End Fund;

         o        if you redeem Class C shares you held for more than one year;

         o if you redeem Class C shares of a fund other than AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund;

         o if you redeem Class C shares of AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

         o if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C or Class R shares held through such plan that would otherwise be subject to a CDSC;

         o if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C or Class R shares held through such plan that would otherwise be subject to a CDSC;

         o if you are a participant in a qualified retirement plan and redeem Class A, Class C or Class R shares in order to fund a distribution;

         o if you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period;

         o        if you redeem shares to pay account fees;

         o for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

         o if you redeem shares acquired through reinvestment of dividends and distributions; and

         o        on increases in the net asset value of your shares.

         There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details."

The following replaces the first paragraph appearing under the heading "SHAREHOLDER INFORMATION -- REDEEMING SHARES -- REDEMPTION FEE" on page A-9 of the prospectus:

         "You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

         AIM Asia Pacific Growth Fund
         AIM China Fund
         AIM Developing Markets Fund
         AIM European Growth Fund
         AIM European Small Company Fund
         AIM Floating Rate Fund
         AIM Global Aggressive Growth Fund
         AIM Global Equity Fund
         AM Global Growth Fund
         AIM Global Real Estate Fund
         AIM Global Value Fund
         AIM High Yield Fund
         AIM International Allocation Fund
         AIM International Bond Fund
         AIM International Core Equity Fund
         AIM International Growth Fund
         AIM International Small Company Fund
         AIM Japan Fund
         AIM S&P 500 Index Fund
         AIM Trimark Fund"

The following replaces in its entirety the information appearing under the heading "SHAREHOLDER INFORMATION -- REDEEMING SHARES -- REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE" on page A-10

         "If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares at net asset value, your shares may be subject to a CDSC upon redemption as described below.

                SHARES
               INITIALLY                               SHARES HELD                              CDSC APPLICABLE UPON
               PURCHASED                            AFTER AN EXCHANGE                           REDEMPTION OF SHARES
               ---------                            -----------------                           --------------------
     o        Class A shares of Category I    o        Class A shares of Category I   o        1% if shares are redeemed within
              or II Fund, AIM Enhanced                 or II Fund, AIM Enhanced                18 months of initial purchase
              Short Bond Fund, AIM                     Short Bond Fund, AIM                    of Category I or II Fund, AIM
              Floating Rate Fund or AIM                Floating Rate Fund or AIM               Enhanced Short Bond Fund, AIM
              Short Term Bond Fund                     Short Term Bond Fund                    Floating Rate Fund or AIM
                                              o        Class A shares of Category              Short Term Bond Fund shares
                                                       III Fund(2)
                                              o        AIM Cash Reserve Shares of
                                                       AIM Money Market Fund

     o        Class A shares of Category      o        Class A shares of Category I   o        1% if shares are redeemed within
              III Fund(1)                              or II Fund, AIM Enhanced                18 months of initial purchase
                                                       Short Bond Fund, AIM                    of Category III Fund shares
                                                       Floating Rate Fund or AIM
                                                       Short Term Bond Fund

     o        Class A shares of Category      o        Class A shares of Category     o        No CDSC
              III Fund(1)                              III Fund(2)
                                              o        Class A shares of AIM
                                                       Tax-Exempt Cash Fund
                                              o        AIM Cash Reserve Shares of
                                                       AIM Money Market Fund


----------

         (1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.

         (2) Class A shares of a Category I, II or III Fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund."

The following replaces in its entirety the information appearing under the heading "SHAREHOLDER INFORMATION -- REDEEMING SHARES -- REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND" on page A-10 of the prospectus:

     "If you redeem Class B shares you acquired by exchange via a repurchase offer by closed-end AIM Floating Rate Fund prior to April 13, 2006, the early withdrawal charge applicable to shares of closed-end AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares."


The following replaces in its entirety the information appearing under the heading "SHAREHOLDER INFORMATION -- EXCHANGING SHARES -- PERMITTED EXCHANGES" on page A-12 of the prospectus:

         "Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another fund.

       EXCHANGE FROM                                 EXCHANGE TO                                ALLOWED       PROHIBITED
       -------------                                 -----------                                -------       ----------
     Class A                  Class A, A3, Investor Class, or AIM Cash Reserve Shares.
                              Exceptions are:
                              o    Class A Shares of AIM Limited Maturity
                                   Treasury Fund and AIM Tax-Free Intermediate
                                   Fund are currently closed to new investors.
                              o    Class A Shares of AIM Limited Maturity
                                   Treasury Fund, AIM Tax-Exempt Cash Fund and                      X
                                   AIM Tax-Free Intermediate Fund cannot be
                                   exchanged for Class A3 Shares of those funds.
                              o    Investor Class Shares of all funds are currently
                                   offered to new investors only on a limited basis.

     Class A                  Class B, B1, C, P, R or Institutional Class Shares.                                 X

     Class A3                 Class A, A3, Investor Class, or AIM Cash Reserve Shares.
                              Exceptions are:
                              o    Class A3 Shares of AIM Limited Maturity Treasury Fund
                                   and AIM Tax-Free Intermediate Fund cannot be                     X
                                   exchanged for Class A Shares of those funds.
                              o    Investor Class Shares of all funds are currently
                                   offered to new investors only on a limited basis.

     Class A3                 Class B, B1, C, P, R or Institutional Class Shares.                                 X

     Class B                  Class B.                                                              X

     Class B                  Class A, A3, B1, C, P, R, AIM Cash Reserve Shares,
                              Institutional or Investor Class Shares.                                             X

     Class B1                 Class A.                                                              X

     Class B1                 Class B, A3, C, P, R, AIM Cash Reserve Shares, Institutional
                              or Investor Class Shares.                                                           X

     Class C                  Class C.                                                              X

     Class C                  Class A, A3, B, B1, P, R, AIM Cash Reserve Shares,
                              Institutional or Investor Class Shares.                                             X

     Class R                  Class R.                                                              X

     Class R                  Class A, A3, B, B1, C, P, AIM Cash Reserve Shares,
                              Institutional or Investor Class Shares.                                             X

     AIM Cash Reserve         Class A, A3, B, C, R, or Investor Class Shares.
     Shares                   Exceptions are:
                              o    Class A shares of AIM Limited Maturity Treasury Fund
                                   and AIM Tax-Free Intermediate Fund are currently
                                   closed to new investors.
                              o    Shares to be exchanged for Class B, C or R                       X
                                   shares must not have been acquired by
                                   exchange from Class A shares of any fund.
                              o    Investor Class Shares of all funds are currently
                                   Shares offered to new investors only on a limited
                                   basis.

     AIM Cash Reserve
     Shares                   Class B1, P or Institutional Class shares.                                          X

     Institutional Class      Institutional Class.                                                  X

       EXCHANGE FROM                                 EXCHANGE TO                                ALLOWED       PROHIBITED
       -------------                                 -----------                                -------       ----------
     Institutional Class      Class A, A3, B, B1, C, P, R, AIM Cash Reserve Shares or
                              Investor Class shares.                                                              X

     Investor Class           A, A3, or Investor Class. Exceptions are:
                              o    Investor Class shares cannot be exchanged for Class A
                                   shares of any fund which offers Investor Class shares.
                              o    Class a shares of AIM Limited Maturity Treasury Fund             X
                                   and AIM Tax-Free Intermediate Fund are currently closed
                                   to new investors.

     Investor Class           Class B, B1, C, P, R, AIM Cash Reserve Shares or
                              Institutional Class shares.                                                         X

     Class P                  Class A, A3, or AIM Cash Reserve Shares. Exceptions are:
                              o    Class A shares of AIM Limited Maturity Treasury Fund
                                   and AIM Tax-Free Intermediate Fund are currently closed          X
                                   to new investors.

     Class P                  Class B, B1, C, R, Institutional or Investor Class shares.                          X"

The following replaces in its entirety the information appearing under the heading "SHAREHOLDER INFORMATION -- EXCHANGING SHARES -- EXCHANGES NOT PERMITTED" on page A-13 of the prospectus:

         "For shares purchased prior to November 15, 2001, you may not exchange:

         (1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

         (2) Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or Class A shares of AIM Short Term Bond Fund;

         (3) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

         For shares purchased on or after November 15, 2001, you may not exchange:

         (1) Class A shares of Category I or II funds, Class a shares of AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

         (2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

         (3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund."

The following replaces in its entirety the heading and the first paragraph appearing under the heading "SHAREHOLDER INFORMATION -- EXCHANGING SHARES -- EXCHANGING CLASS B, CLASS C AND CLASS R SHARES" on page A-14 of the prospectus:

         "EXCHANGING CLASS B, CLASS B1, CLASS C AND CLASS R SHARES

         If you make an exchange involving Class B, Class C shares or Class R shares, subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares.

                  If you redeem Class B or Class C shares acquired by exchange via a repurchase offer by the closed-end AIM Floating Rate Fund, prior to April 13, 2006, you will be credited with the time period you held the Class B or Class C shares of the closed-end AIM Floating Rate Fund for the purpose of computing the CDSC applicable to those exchanged shares.

                  If you redeem Class B1 or Class C shares of AIM Floating Rate Fund that were acquired on April 13, 2006 when AIM Floating Rate Fund was reorganized as an open-end fund, you will be credited with the time period you held Class B or Class C shares of the closed-end AIM Floating Rate Fund, for the purpose of computing the CDSC if you later redeem such shares."

The following new section is added immediately before the paragraph entitled "Domestic Exchange Traded Equity Securities:" appearing under the heading "PRICING OF SHARES -- DETERMINATION OF NET ASSET VALUE" appearing on page A-15 of the prospectus:

         "Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities: Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, trance type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data."